OTHER REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) subsidiary	Dec. 31, 2018 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER REVENUES
Gain on disposal of subsidiaries	$ 837	¥ 5,754	¥ 87,217	¥ 677
VAT refund	674	4,635	33,523	45,313
Sales of silver products	2	15	13,546	4,973
Sales of application services	8,074	55,513	6,475	28
Government grants and others	5,018	34,498	63,650	14,728
Awards from the Exchanges				90,528
Total	14,605	¥ 100,415	204,411	155,570
Outstanding award receivable from Exchanges			0
VAT refund receivable	$ 1,712		¥ 7,694	¥ 43,220	¥ 11,769
Number of subsidiaries disposed | subsidiary	1	1	8
Receivables related to subsidiaries disposal	$ 1,399		¥ 99,000		¥ 9,620